Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment at Cost Less Accumulated Depreciation	Property and equipment are recorded at cost less accumulated depreciation. Depreciation is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Machinery equipment	10-33 years
Transportation equipment	5 years
Office and electronic equipment	3-5 years
Leasehold improvement	Over the shorter of the lease term or estimated useful lives

Schedule of Disaggregation of Revenue	For the years ended October 31, 2023, 2022 and 2021, the disaggregation of revenue is as follows:
	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2023	2022	2021
Ocean freight revenue	$94,523,562	$178,126,765	$110,113,752
Vessel service revenue	733,976	7,222,865	11,847,305
Total	$95,257,538	$185,349,630	$121,961,057